Note 10 - Short-term Borrowings - Outstanding Balances and Related Information of Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance at year-end	$ 74,707	$ 68,359
Average balance outstanding	63,910	37,130
Maximum month-end balance	$ 114,025	$ 68,359
Weighted-average rate at year-end	1.36%	0.61%
Weighted-average rate during the year	1.18%	0.89%